OTHER EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Operating Costs and Expenses [Abstract]
Schedule of other expense, net

	Year Ended December 31,
	2022	2021	2020
COVID-19 specific costs	$38	$87	$92
Settlement costs	22	11	58
Restructuring and severance	4	11	18
Care and maintenance costs (1)	—	8	178
Goldcorp transaction and integration costs	—	—	23
Other	18	26	15
Other expense, net	$82	$143	$384
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(1)The Company recognized additional non-cash care and maintenance costs included in Depreciation and amortization of $3 at Tanami for the year ended December 31, 2021. For the year ended December 31, 2020, the Company recognized additional non-cash care and maintenance costs included in Depreciation and amortization of $7 at Musselwhite, $16 at Éléonore, $28 at Peñasquito, $7 at Yanacocha and $30 at Cerro Negro.